STOCKHOLDERS' EQUITY - Authorized, issued and outstanding and Common Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended
	Feb. 28, 2017 USD ($) Vote shares	Oct. 31, 2016 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 Vote $ / shares shares	May 16, 2019 shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2018 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
STOCKHOLDERS' EQUITY
Common Stock, authorized (in shares)				100,000,000			20,441,982				11,049,720
Common Stock, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized (in shares)							10,883,950				3,535,910
Convertible preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Common Stock, issued (in shares)				17,134,190			5,513,531				5,458,450
Common stock, outstanding (in shares)				17,134,190			5,513,531				5,458,450
Convertible preferred stock, issued (in shares)							7,095,746				3,093,898
Convertible preferred stock, outstanding (in shares)				0	0		7,095,746
Fair value of stock issued | $			$ 34,618
Series A Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Convertible preferred stock, authorized (in shares)				0			3,093,898				3,535,910
Convertible preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, issued (in shares)				0			3,093,898				3,093,898
Convertible preferred stock, outstanding (in shares)				0		3,093,898	3,093,898	3,093,898	3,093,898	3,093,898	3,093,898
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Convertible preferred stock, authorized (in shares)				0			7,790,052				0
Convertible preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, issued (in shares)				0			4,001,848				0
Convertible preferred stock, outstanding (in shares)				0		4,444,773	4,001,848				0
Common Stock Par value $0.0001
STOCKHOLDERS' EQUITY
Common Stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in shares)			4,000,000
Fair value of stock issued | $			$ 1
Number of votes per common stock | Vote	1			1
Columbia University | 2016 license agreement
STOCKHOLDERS' EQUITY
Shares issued (in shares)	486,077
Fair value of stock issued | $	$ 500	$ 500